Finance income (Tables)	12 Months Ended
Dec. 31, 2022
Finance Income
Schedule of Finance income
	For the year ended December 31
	2022	2021	2020
	NIS in thousands

Income from deposits	844	130	21
Exchange differences	7,326	-	599
Total finance income	8,170	130	620